Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Right of use assets Disclosure and Lease liabilities [abstract]
Reconciliation of lease commitment and lease liability
(USD millions)

Operating lease commitments December 31, 2018 [1]	3 612

Operating lease commitments December 31, 2018 related to discontinued operations	– 222

Operating lease commitments December 31, 2018 related to continuing operations	3 390

Recognition exemption for short-term leases	– 30

Recognition exception for low-value leases	– 12

Lease arrangements with commencement date after December 31, 2018	– 65

Undiscounted future lease payments continuing operations as of January 1, 2019	3 283

Effect of discounting	– 1 547

Lease liabilities recognized as of January 1, 2019 [2]	1 736

[1] As reported in Annual Report 2018 Note 27
[2] The weighted average incremental borrowing rate at January 1, 2019, the date of implementation of IFRS 16 Leases, was 3.5%.

Disclosure of quantitative information about right-of-use assets
(USD millions)	January 1, 2019

Land	536

Buildings	848

Vehicles	147

Machinery and equipment, and other assets	23

Right-of-use assets [1]	1 554

[1] Right-of-use assets were lower than the lease liability at the date of implementation of IFRS 16 by USD 182 million, due to adjustments made for recognition of sublease receivables, prepayments and accrued lease payments and transfers from leased assets recorded in property, plant and equipment at December 31, 2018.

Disclosure of impact on adoption of IFRS 16
(USD millions)	January 1, 2019

Assets
Non-current assets
Property, plant and equipment	– 101

Right-of-use assets	1 554

Other non-current assets	74

Total non-current assets	1 527

Total assets	1 527

Equity and liabilities
Equity
Reserves	3

Total equity	3

Liabilities
Non-current liabilities
Financial debts	– 2

Lease liabilities	1 471

Provision and other non-current liabilities	– 212

Total non-current liabilities	1 257

Current liabilities
Financial debts and derivative financial instruments	– 1

Lease liabilities	268

Total current liabilities	267

Total liabilities	1 524

Total equity and liabilities	1 527

Disclosure of Right-of-use assets roll forward
(USD millions)

Right-of-use assets at January 1, 2019	1 554

Additions	537

Depreciation charge	– 305

Lease contract terminations [1]	– 98

Impact of divestments	– 17

Currency translation effects	6

Total right-of-use assets at December 31, 2019	1 677

No impairments were recorded in the period.
[1] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.

Disclosure of right-of-use assets carrying value and depreciation charge
(USD millions)	December 31, 2019 carrying value	Depreciation charge 2019

Land	537	14

Buildings	990	194

Vehicles	129	87

Machinery and equipment, and other assets	21	10

Total right-of-use assets	1 677	305

Disclosure of maturity analysis of lease liability
(USD millions)	Lease liabilities 2019	Lease liabilities undiscounted 2019

Less than one year	246	295

Between one and two years	202	246

Between two and three years	163	202

Between three and four years	138	173

Between four and five years	119	150

After five years	1 081	2 419

Total lease liabilities	1 949	3 485

Less current portion of lease liabilities	– 246	– 295

Non-current portion of lease liabilities	1 703	3 190

Additional disclosures related to right-of-use assets and lease liabilities [table text block]
(USD millions)	2019

Interest expense on lease liabilities [1]	66

Expense on short-term leases	7

Expense on low-value leases	8

Total cash outflows for leases	339

Thereof:

Cash outflows for short-term leases and low-value leases [2]	15

Payments of interest [3]	51

Payments of lease liabilities [4]	273

[1] The weighted average interest rate is 3.9%.
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Group is committed to at December 31, 2019, is similar to the portfolio of short-term leases the Group entered into during 2019.

[3] Included within total net cash flows from operating activities.
[4] Reported as cash outflows used in financing activities net of lease incentives received of USD 33 million.